Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets :
Cash	$ 206,057	$ 347,258	$ 716,576
Accounts receivable, net of allowance for doubtful accounts of $68,924, $10,000 and $70,000	446,084	540,279	174,103
Prepaid expenses	164,526	141,300	0
Other current assets	136,235	72,560	0
Notes receivable, related party, current	0	300,000	0
Total current assets	952,902	1,401,397	890,679
Property and equipment, net of accumulated depreciation and amortization of $316,153, $248,404 and $146,888	636,931	571,431	383,597
Customer contracts and relationships, net of accumulated amortization of $2,268,715, $1,949,377 and $1,477,399	5,075,967	5,038,582	3,848,319
Investments and related party receivables	654,242	125,000	0
Goodwill	244,053	244,053	0
Total assets	7,564,095	7,380,463	5,122,595
Current liabilities:
Accounts payable	1,136,465	967,626	709,519
Accrued expenses	869,308	1,338,115	380,543
Deferred rent	73,097	112,231	0
Deferred revenue	1,829,415	1,835,792	1,475,261
Derivative Liability	949,624	238,789	2,405,553
Notes payable, net of unamortized discount of $54,044 and $0	1,437,956	1,490,400	0
Advances from Officers	0	0	29,229
Total current liabilities	6,295,865	5,982,953	0
Promissory notes payable, net of unamortized discount of $1,054,570, $251,903 and $83,784	1,709,712	651,217	161,886
Total liabilities	8,005,577	6,634,170	5,161,991
Stockholders' deficit:
Preferred stock, $.0001 par value, 5,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock, $.0001 par value, 250,000,000 shares authorized, 70,895,400 and 62,838,832 shares issued and outstanding, inclusive of treasury shares in June 30, 2011 and Dec 31, 2010 respectively. As of Dec 31, 2009, 6,950,000,000 shares were authorized; 4,947,735,145 were issued and outstanding, inclusive of treasury shares.	711,638	628,389	494,774
Additional paid-in capital	44,602,474	42,892,449	34,763,094
Common stock held in treasury stock, 20,000 shares in June 30, 2011, December 31, 2010, and 2,000,000 shares in December 31, 2009.	(599,833)	(599,833)	(599,833)
Accumulated Other Comprehensive income (loss)	(5,965)	(551)	0
Accumulated equity (deficit)	(45,640,007)	(42,789,936)	(34,697,431)
Total Cord Blood America stockholders' equity (deficit)	(931,693)	130,518	(39,396)
Non-controlling interest	490,211	615,775	0
Total stockholders' equity (deficit)	(441,482)	746,293	0
Total liabilities and stockholders' deficit	$ 7,564,095	$ 7,380,463	$ 5,122,595